Basis of Preparation	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Preparation
BASIS OF PREPARATION

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board. The accounting policies used in the preparation of the Consolidated Financial Statements are described in Note 3 Significant Accounting Policies.

The Company prepared the Consolidated Financial Statements on a going concern basis, which contemplates the realization of assets and liabilities in the normal course of business as they become due. Accordingly, the Consolidated Financial Statements have been prepared on a historical cost basis, except for cash and cash equivalents, derivative commodity contracts and other long-term liabilities that have been measured at fair value. The method used to measure fair value is discussed further in Notes 3 and 6.

The Consolidated Financial Statements are presented and expressed in United States (US) dollars, unless otherwise noted. All references to $ are to United States dollars and references to C$ are to Canadian dollars.

The Consolidated Financial Statements were authorized for issue by the Board of Directors on March 11, 2019.

Statement of IFRS compliance [text block]
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board. The accounting policies used in the preparation of the Consolidated Financial Statements are described in Note 3 Significant Accounting Policies.